Details of Significant Accounts - Sensitivity Analysis of Actuarial Assumption (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Discount Rate
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Assumption - 0.25% increase	$ 6	$ 192	$ 201
Assumption - 0.25% decrease	7	198	209
Future Salary Increases
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Assumption - 0.25% increase	6	176	189
Assumption - 0.25% decrease	$ 6	$ 172	$ 183